Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dimensional ETF Trust
Entity Central Index Key	0001816125
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Dimensional US Core Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Core Equity Market ETF
Class Name	Dimensional US Core Equity Market ETF
Trading Symbol	DFAU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Core Equity Market ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity Market ETF	$6	0.12%[1]
[1]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 11,475,022,048
Holdings Count | $ / shares	2,195
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$11,475,022,048
Number of Holdings	2,195
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	6.8%
Apple, Inc.	5.8%
Microsoft Corp.	4.6%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.2%

Sector Allocation (% of Total Investments) †
Information Technology	31.8%
Financials	13.1%
Industrials	11.0%
Consumer Discretionary	10.6%
Communication Services	10.3%
Health Care	8.5%
Consumer Staples	4.8%
Energy	4.6%
Materials	2.6%
Utilities	2.5%
Real Estate	0.2%
[2]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Core Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Core Equity Market ETF
Class Name	Dimensional International Core Equity Market ETF
Trading Symbol	DFAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International Core Equity Market ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity Market ETF	$9	0.18%[1]
[3]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[3]
Net Assets	$ 15,865,752,887
Holdings Count | $ / shares	3,824
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$15,865,752,887
Number of Holdings	3,824
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV- NYS	1.4%
Shell PLC	1.1%
HSBC Holdings PLC, Registered	1.1%
Roche Holding AG	1.0%
AstraZeneca PLC	1.0%
Royal Bank of Canada	0.9%
Nestle SA, Registered	0.9%
BHP Group, Ltd.	0.8%
Mitsubishi UFJ Financial Group, Inc.	0.7%
Toyota Motor Corp.	0.7%

Top Countries (% of Total Investments) †
Japan	22.8%
Canada	12.6%
United Kingdom	12.4%
Switzerland	7.8%
France	7.8%
Germany	7.6%
Australia	6.0%
Netherlands	4.1%
Italy	3.1%
Spain	3.0%
[4]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Core Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Core Equity Market ETF
Class Name	Dimensional Emerging Core Equity Market ETF
Trading Symbol	DFAE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Emerging Core Equity Market ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Core Equity Market ETF	$18	0.33%[1]
[5]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.33%	[5]
Net Assets	$ 8,860,441,189
Holdings Count | $ / shares	6,319
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$8,860,441,189
Number of Holdings	6,319
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co., Ltd.	12.2%
Samsung Electronics Co., Ltd.	5.0%
SK hynix, Inc.	3.5%
Tencent Holdings, Ltd.	2.7%
Alibaba Group Holding, Ltd., Class W	1.4%
Delta Electronics, Inc.	0.9%
China Construction Bank Corp., Class H	0.8%
Petroleo Brasileiro SA - Petrobras	0.8%
MediaTek, Inc.	0.7%
Reliance Industries, Ltd.	0.7%

Top Countries (% of Total Investments) †
Taiwan	25.4%
China	22.5%
Korea, Republic of	18.2%
India	13.2%
Brazil	4.1%
South Africa	3.0%
Saudi Arabia	2.6%
Mexico	1.7%
United Arab Emirates	1.3%
Malaysia	1.3%
[6]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Targeted Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Targeted Value ETF
Class Name	Dimensional U.S. Targeted Value ETF
Trading Symbol	DFAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional U.S. Targeted Value ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Targeted Value ETF	$15	0.28%[1]
[7]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[7]
Net Assets	$ 13,687,453,236
Holdings Count | $ / shares	1,283
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$13,687,453,236
Number of Holdings	1,283
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Permian Resources Corp., Class A	0.9%
WESCO International, Inc.	0.9%
CF Industries Holdings, Inc.	0.8%
Amkor Technology, Inc.	0.8%
APA Corp.	0.7%
Ovintiv, Inc.	0.7%
Viatris, Inc.	0.7%
TD SYNNEX Corp.	0.7%
Ball Corp.	0.7%
Toll Brothers, Inc.	0.6%

Sector Allocation (% of Total Investments) †
Financials	27.8%
Industrials	16.9%
Consumer Discretionary	13.4%
Energy	11.6%
Information Technology	8.0%
Materials	6.8%
Consumer Staples	6.4%
Health Care	6.0%
Communication Services	1.9%
Real Estate	0.8%
Utilities	0.4%
[8]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Equity Market ETF
Class Name	Dimensional U.S. Equity Market ETF
Trading Symbol	DFUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional U.S. Equity Market ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Equity Market ETF	$5	0.09%[1]
[9]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[9]
Net Assets	$ 19,675,466,213
Holdings Count | $ / shares	2,236
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$19,675,466,213
Number of Holdings	2,236
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	7.0%
Apple, Inc.	5.9%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.3%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class C	2.7%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.3%

Sector Allocation (% of Total Investments) †
Information Technology	33.6%
Financials	12.7%
Communication Services	10.6%
Industrials	10.5%
Consumer Discretionary	10.3%
Health Care	8.8%
Consumer Staples	4.8%
Energy	3.9%
Utilities	2.4%
Materials	2.3%
Real Estate	0.1%
[10]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Core Equity 2 ETF
Class Name	Dimensional U.S. Core Equity 2 ETF
Trading Symbol	DFAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Core Equity 2 ETF	$9	0.17%[1]
[11]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[11]
Net Assets	$ 44,545,430,033
Holdings Count | $ / shares	2,550
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$44,545,430,033
Number of Holdings	2,550
Portfolio Turnover Rate	1%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Microsoft Corp.	3.9%
Amazon.com, Inc.	3.1%
Alphabet, Inc., Class A	2.1%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.7%
JPMorgan Chase & Co.	1.0%
Broadcom, Inc.	1.0%
Exxon Mobil Corp.	0.9%

Sector Allocation (% of Total Investments) †
Information Technology	27.2%
Financials	14.7%
Industrials	13.7%
Consumer Discretionary	10.3%
Health Care	9.0%
Communication Services	8.3%
Energy	5.9%
Consumer Staples	4.9%
Materials	3.7%
Utilities	2.0%
Real Estate	0.3%
[12]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Value ETF
Class Name	Dimensional International Value ETF
Trading Symbol	DFIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International Value ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Value ETF	$15	0.27%[1]
[13]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.27%	[13]
Net Assets	$ 19,318,867,231
Holdings Count | $ / shares	583
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$19,318,867,231
Number of Holdings	583
Portfolio Turnover Rate	1%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Shell PLC	4.2%
Banco Santander SA	2.2%
TotalEnergies SE	2.2%
Toyota Motor Corp.	1.9%
BP PLC	1.5%
BASF SE	1.4%
Toronto-Dominion Bank (The)	1.3%
HSBC Holdings PLC	1.2%
Suncor Energy, Inc.	1.2%
Lloyds Banking Group PLC	1.0%

Top Countries (% of Total Investments) †
Japan	20.8%
United Kingdom	13.3%
Canada	12.0%
France	9.4%
Germany	8.8%
Switzerland	7.7%
Australia	5.6%
Netherlands	4.4%
Spain	3.2%
Italy	3.2%
[14]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional World ex U.S. Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional World ex U.S. Core Equity 2 ETF
Class Name	Dimensional World ex U.S. Core Equity 2 ETF
Trading Symbol	DFAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional World ex U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World ex U.S. Core Equity 2 ETF	$15	0.28%[1]
[15]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[15]
Net Assets	$ 11,523,373,237
Holdings Count | $ / shares	10,646
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$11,523,373,237
Number of Holdings	10,646
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5%
Samsung Electronics Co., Ltd.	1.4%
Shell PLC	0.7%
Novartis AG, Class B	0.7%
TotalEnergies SE	0.6%
SK hynix, Inc.	0.6%
Fujikura, Ltd.	0.6%
ASML Holding NV- NYS	0.6%
Royal Bank of Canada	0.6%
Tencent Holdings, Ltd.	0.5%

Top Countries (% of Total Investments) †
Japan	15.3%
Taiwan	8.7%
Canada	8.6%
China	8.2%
United Kingdom	6.8%
Korea, Republic of	5.9%
Germany	5.2%
Switzerland	4.8%
France	4.8%
India	4.4%
[16]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Small Cap ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Small Cap ETF
Class Name	Dimensional U.S. Small Cap ETF
Trading Symbol	DFAS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional U.S. Small Cap ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Small Cap ETF	$14	0.26%[1]
[17]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[17]
Net Assets	$ 14,059,524,580
Holdings Count | $ / shares	2,125
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$14,059,524,580
Number of Holdings	2,125
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
TTM Technologies, Inc.	0.3%
Amkor Technology, Inc.	0.3%
WESCO International, Inc.	0.3%
Advanced Energy Industries, Inc.	0.3%
Modine Manufacturing Co.	0.3%
Onto Innovation, Inc.	0.3%
IES Holdings, Inc.	0.3%
Jazz Pharmaceuticals PLC	0.3%
BorgWarner, Inc.	0.3%
APA Corp.	0.3%

Sector Allocation (% of Total Investments) †
Industrials	20.6%
Financials	20.1%
Consumer Discretionary	12.8%
Information Technology	12.4%
Health Care	11.3%
Energy	7.0%
Materials	5.7%
Consumer Staples	3.7%
Utilities	3.0%
Communication Services	2.7%
Real Estate	0.7%
[18]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Core Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Core Fixed Income ETF
Class Name	Dimensional Core Fixed Income ETF
Trading Symbol	DFCF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Core Fixed Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Core Fixed Income ETF	$8	0.17%1,[2]
[19],[20]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[19],[20]
Net Assets	$ 10,062,022,822
Holdings Count | $ / shares	1,707
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$10,062,022,822
Number of Holdings	1,707
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	87.4%
Canada	2.1%
Japan	2.0%
Australia	1.8%
Germany	1.3%
United Kingdom	0.9%
New Zealand	0.9%
France	0.7%
Norway	0.6%
Supranational	0.5%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	7.7%
1 to 3 Years	16.1%
3 to 5 Years	9.1%
5 to 10 Years	28.5%
Greater than 10 Years	38.6%
[21]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Short-Duration Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Short-Duration Fixed Income ETF
Class Name	Dimensional Short-Duration Fixed Income ETF
Trading Symbol	DFSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Short-Duration Fixed Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Short-Duration Fixed Income ETF	$8	0.16%1,[2]
[22],[23]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[22],[23]
Net Assets	$ 6,605,816,790
Holdings Count | $ / shares	1,599
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$6,605,816,790
Number of Holdings	1,599
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	55.8%
Canada	7.0%
Japan	6.0%
Germany	4.3%
Australia	4.2%
Supranational	3.7%
France	3.5%
United Kingdom	2.9%
New Zealand	2.5%
Netherlands	2.3%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	2.4%
1 to 3 Years	29.6%
3 to 5 Years	68.0%
[24]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Inflation-Protected Securities ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Inflation-Protected Securities ETF
Class Name	Dimensional Inflation-Protected Securities ETF
Trading Symbol	DFIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Inflation-Protected Securities ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Inflation-Protected Securities ETF	$5	0.11%1,[2]
[25],[26]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%	[25],[26]
Net Assets	$ 1,094,274,897
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$1,094,274,897
Number of Holdings	21
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
U.S. Treasury Obligation	100.0%

Stated Maturity Allocation (% of Total Investments)
1 to 3 Years	3.5%
3 to 5 Years	41.4%
5 to 10 Years	33.7%
Greater than 10 Years	21.4%
[27]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional National Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Dimensional National Municipal Bond ETF
Class Name	Dimensional National Municipal Bond ETF
Trading Symbol	DFNM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional National Municipal Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional National Municipal Bond ETF	$8	0.17%1,[2]
[28],[29]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[28],[29]
Net Assets	$ 2,102,446,034
Holdings Count | $ / shares	1,147
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$2,102,446,034
Number of Holdings	1,147
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	44.3%
School District	18.4%
General	8.6%
Medical	7.0%
Water	4.8%
Education	3.7%
Transportation	3.5%
Power	3.1%
Utilities	2.7%
Higher Education	2.4%
Airport	0.9%
Health Care	0.2%
Industrials	0.2%
Development	0.2%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	20.2%
1 to 3 Years	11.5%
3 to 5 Years	8.5%
5 to 10 Years	15.1%
Greater than 10 Years	44.7%
[30]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Marketwide Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Marketwide Value ETF
Class Name	Dimensional US Marketwide Value ETF
Trading Symbol	DFUV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Marketwide Value ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Marketwide Value ETF	$11	0.21%[1]
[31]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[31]
Net Assets	$ 14,399,242,196
Holdings Count | $ / shares	1,337
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$14,399,242,196
Number of Holdings	1,337
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
JPMorgan Chase & Co.	4.3%
Exxon Mobil Corp.	3.6%
Micron Technology, Inc.	3.1%
Berkshire Hathaway, Inc., Class B	2.6%
Johnson & Johnson	2.6%
Amazon.com, Inc.	2.3%
Chevron Corp.	2.1%
Cisco Systems, Inc.	1.9%
UnitedHealth Group, Inc.	1.5%
Intel Corp.	1.3%

Sector Allocation (% of Total Investments) †
Financials	22.2%
Industrials	14.6%
Information Technology	14.2%
Health Care	13.6%
Energy	12.9%
Consumer Discretionary	6.9%
Materials	6.6%
Communication Services	5.1%
Consumer Staples	3.4%
Real Estate	0.4%
Utilities	0.1%
[32]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US High Profitability ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US High Profitability ETF
Class Name	Dimensional US High Profitability ETF
Trading Symbol	DUHP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US High Profitability ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US High Profitability ETF	$10	0.20%[1]
[33]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[33]
Net Assets	$ 11,356,233,025
Holdings Count | $ / shares	161
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$11,356,233,025
Number of Holdings	161
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	7.7%
Apple, Inc.	6.5%
Meta Platforms, Inc., Class A	4.3%
Microsoft Corp.	4.3%
Eli Lilly & Co.	4.2%
Visa, Inc., Class A	4.0%
Caterpillar, Inc.	2.7%
Mastercard, Inc., Class A	2.2%
Home Depot, Inc. (The)	2.1%
Lam Research Corp.	2.0%

Sector Allocation (% of Total Investments) †
Information Technology	33.1%
Industrials	16.8%
Health Care	13.0%
Financials	9.6%
Consumer Discretionary	9.3%
Consumer Staples	7.9%
Communication Services	6.3%
Energy	2.3%
Utilities	1.0%
Materials	0.7%
[34]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Core Equity 2 ETF
Class Name	Dimensional Emerging Markets Core Equity 2 ETF
Trading Symbol	DFEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Core Equity 2 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Core Equity 2 ETF	$21	0.39%[1]
[35]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[35]
Net Assets	$ 8,542,082,881
Holdings Count | $ / shares	6,674
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$8,542,082,881
Number of Holdings	6,674
Portfolio Turnover Rate	1%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co., Ltd.	9.2%
Samsung Electronics Co., Ltd.	3.7%
SK hynix, Inc.	3.2%
Tencent Holdings, Ltd.	2.0%
Alibaba Group Holding, Ltd., Class W	1.0%
Petroleo Brasileiro SA - Petrobras	0.8%
China Construction Bank Corp., Class H	0.8%
Ping An Insurance Group Co. of China, Ltd.	0.5%
PDD Holdings, Inc.	0.5%
Delta Electronics, Inc.	0.5%

Top Countries (% of Total Investments) †
Taiwan	25.6%
China	23.7%
Korea, Republic of	17.6%
India	12.8%
Brazil	4.0%
South Africa	2.9%
Saudi Arabia	2.5%
Mexico	1.6%
United Arab Emirates	1.2%
Malaysia	1.2%
[36]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Real Estate ETF
Class Name	Dimensional US Real Estate ETF
Trading Symbol	DFAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Real Estate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Real Estate ETF	$10	0.19%1,[2]
[37],[38]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[37],[38]
Net Assets	$ 1,685,119,257
Holdings Count | $ / shares	129
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$1,685,119,257
Number of Holdings	129
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Welltower, Inc.	7.5%
Prologis, Inc.	6.9%
Equinix, Inc.	5.4%
Digital Realty Trust, Inc.	4.7%
Simon Property Group, Inc.	4.6%
Realty Income Corp.	4.5%
American Tower Corp.	4.4%
Public Storage	3.7%
Ventas, Inc.	3.3%
Crown Castle, Inc.	3.0%

Sector Allocation (% of Total Investments) †
Real Estate	100.0%
[39]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Small Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Small Cap Value ETF
Class Name	Dimensional US Small Cap Value ETF
Trading Symbol	DFSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Small Cap Value ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Small Cap Value ETF	$16	0.30%[1]
[40]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[40]
Net Assets	$ 7,523,886,426
Holdings Count | $ / shares	1,031
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$7,523,886,426
Number of Holdings	1,031
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
HF Sinclair Corp.	0.8%
Ovintiv, Inc.	0.8%
APA Corp.	0.8%
BorgWarner, Inc.	0.8%
Invesco, Ltd.	0.7%
Knight-Swift Transportation Holdings, Inc., Class A	0.7%
WESCO International, Inc.	0.7%
Webster Financial Corp.	0.7%
Amkor Technology, Inc.	0.7%
Darling Ingredients, Inc.	0.7%

Sector Allocation (% of Total Investments) †
Financials	27.4%
Industrials	15.2%
Energy	13.8%
Consumer Discretionary	13.3%
Information Technology	7.2%
Health Care	6.9%
Materials	6.3%
Consumer Staples	5.5%
Communication Services	3.0%
Real Estate	0.8%
Utilities	0.6%
[41]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Core Equity 2 ETF
Class Name	Dimensional International Core Equity 2 ETF
Trading Symbol	DFIC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International Core Equity 2 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity 2 ETF	$12	0.22%[1]
[42]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%	[42]
Net Assets	$ 13,646,752,414
Holdings Count | $ / shares	4,101
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$13,646,752,414
Number of Holdings	4,101
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV- NYS	1.0%
Shell PLC	0.9%
TotalEnergies SE	0.8%
Royal Bank of Canada	0.8%
Novartis AG, Class B	0.8%
BHP Group, Ltd.	0.7%
Nestle SA, Registered	0.6%
Toyota Motor Corp.	0.6%
BP PLC	0.5%
Roche Holding AG	0.5%

Top Countries (% of Total Investments) †
Japan	22.7%
Canada	12.7%
United Kingdom	11.6%
Germany	8.0%
Switzerland	7.4%
France	7.2%
Australia	5.9%
Italy	3.6%
Netherlands	3.4%
Spain	2.9%
[43]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Small Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Small Cap Value ETF
Class Name	Dimensional International Small Cap Value ETF
Trading Symbol	DISV
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International Small Cap Value ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap Value ETF	$23	0.42%[1]
[44]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.42%	[44]
Net Assets	$ 4,640,654,695
Holdings Count | $ / shares	1,553
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$4,640,654,695
Number of Holdings	1,553
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Whitecap Resources, Inc.	1.0%
Telecom Italia SpA	0.9%
Swiss Prime Site AG, Registered	0.8%
Carrefour SA	0.8%
Hudbay Minerals, Inc.	0.7%
Lion Finance Group PLC	0.7%
Mitsubishi Materials Corp.	0.7%
Eldorado Gold Corp.	0.6%
Swatch Group AG (The), Class BR	0.6%
Evonik Industries AG	0.6%

Top Countries (% of Total Investments) †
Japan	23.7%
Canada	14.4%
United Kingdom	12.1%
Germany	7.0%
Switzerland	6.9%
Australia	6.1%
France	5.7%
Italy	3.9%
United States	0.4%
Netherlands	2.8%
[45]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Small Cap ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Small Cap ETF
Class Name	Dimensional International Small Cap ETF
Trading Symbol	DFIS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International Small Cap ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap ETF	$20	0.38%[1]
[46]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[46]
Net Assets	$ 5,619,666,309
Holdings Count | $ / shares	3,516
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$5,619,666,309
Number of Holdings	3,516
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
BE Semiconductor Industries NV	0.4%
VAT Group AG	0.4%
Shibaura Mechatronics Corp.	0.4%
Finning International, Inc.	0.4%
BAWAG Group AG	0.4%
Mercari, Inc.	0.4%
Telecom Italia SpA	0.4%
Hudbay Minerals, Inc.	0.4%
Swiss Prime Site AG, Registered	0.4%
Helvetia Baloise Holding AG, Registered	0.3%

Top Countries (% of Total Investments) †
Japan	23.1%
Canada	14.3%
United Kingdom	11.2%
Switzerland	7.1%
Germany	6.9%
Australia	6.1%
France	5.6%
Italy	4.0%
Netherlands	3.0%
Sweden	2.6%
[47]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International High Profitability ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International High Profitability ETF
Class Name	Dimensional International High Profitability ETF
Trading Symbol	DIHP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International High Profitability ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International High Profitability ETF	$15	0.28%[1]
[48]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[48]
Net Assets	$ 5,779,412,879
Holdings Count | $ / shares	516
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$5,779,412,879
Number of Holdings	516
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV- NYS	3.3%
Roche Holding AG	3.0%
Nestle SA, Registered	2.2%
LVMH Moet Hennessy Louis Vuitton SE	1.5%
Sony Group Corp.	1.5%
BHP Group, Ltd.	1.5%
Novartis AG, Class B	1.4%
Advantest Corp.	1.2%
BP PLC	1.2%
Tokyo Electron, Ltd.	1.1%

Top Countries (% of Total Investments) †
Japan	22.0%
United Kingdom	12.4%
Canada	12.1%
France	8.8%
Switzerland	8.5%
Germany	8.2%
Australia	6.7%
Netherlands	4.2%
Spain	3.2%
Sweden	2.9%
[49]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets High Profitability ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets High Profitability ETF
Class Name	Dimensional Emerging Markets High Profitability ETF
Trading Symbol	DEHP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Emerging Markets High Profitability ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets High Profitability ETF	$22	0.41%1,[2]
[50],[51]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[50],[51]
Net Assets	$ 396,367,987
Holdings Count | $ / shares	754
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$396,367,987
Number of Holdings	754
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co., Ltd.	8.4%
SK hynix, Inc.	8.1%
Tencent Holdings, Ltd.	3.4%
Samsung Electronics Co., Ltd.	3.1%
Petroleo Brasileiro SA - Petrobras	2.0%
MediaTek, Inc.	1.9%
ASE Technology Holding Co., Ltd.	1.9%
Delta Electronics, Inc.	1.6%
PDD Holdings, Inc.	1.5%
NetEase, Inc.	1.5%

Top Countries (% of Total Investments) †
Taiwan	26.5%
China	22.0%
Korea, Republic of	19.9%
India	11.8%
Brazil	3.4%
South Africa	3.1%
Saudi Arabia	2.5%
Mexico	1.5%
United Arab Emirates	1.4%
Poland	1.3%
[52]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Value ETF
Class Name	Dimensional Emerging Markets Value ETF
Trading Symbol	DFEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Value ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Value ETF	$23	0.43%1,[2]
[53],[54]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[53],[54]
Net Assets	$ 1,804,483,170
Holdings Count | $ / shares	3,592
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$1,804,483,170
Number of Holdings	3,592
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
SK hynix, Inc.	4.5%
Reliance Industries, Ltd.	2.4%
Samsung Electronics Co., Ltd.	2.3%
China Construction Bank Corp., Class H	2.1%
Petroleo Brasileiro SA - Petrobras	1.7%
Hon Hai Precision Industry Co., Ltd.	1.6%
Alibaba Group Holding, Ltd., Class W	1.4%
Industrial & Commercial Bank of China, Ltd., Class H	1.3%
Ping An Insurance Group Co. of China, Ltd.	1.2%
ASE Technology Holding Co., Ltd.	1.2%

Top Countries (% of Total Investments) †
Taiwan	23.9%
China	23.3%
Korea, Republic of	19.8%
India	12.9%
Brazil	4.1%
South Africa	2.8%
Saudi Arabia	2.4%
United Arab Emirates	1.5%
Mexico	1.3%
Malaysia	1.2%
[55]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Sustainability Core 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Sustainability Core 1 ETF
Class Name	Dimensional US Sustainability Core 1 ETF
Trading Symbol	DFSU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Sustainability Core 1 ETF	$8	0.15%[1]
[56]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[56]
Net Assets	$ 2,072,914,183
Holdings Count | $ / shares	1,875
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$2,072,914,183
Number of Holdings	1,875
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	6.8%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.8%
Broadcom, Inc.	2.5%
Microsoft Corp.	2.4%
Alphabet, Inc., Class C	2.2%
JPMorgan Chase & Co.	1.5%
Eli Lilly & Co.	1.2%

Sector Allocation (% of Total Investments) †
Information Technology	27.1%
Financials	16.8%
Industrials	13.6%
Consumer Discretionary	11.6%
Communication Services	10.3%
Health Care	10.2%
Consumer Staples	4.4%
Materials	2.7%
Energy	2.0%
Utilities	1.0%
Real Estate	0.3%
[57]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Sustainability Core 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Sustainability Core 1 ETF
Class Name	Dimensional International Sustainability Core 1 ETF
Trading Symbol	DFSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Sustainability Core 1 ETF	$12	0.24%[1]
[58]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[58]
Net Assets	$ 1,037,756,891
Holdings Count | $ / shares	2,778
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$1,037,756,891
Number of Holdings	2,778
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV- NYS	2.3%
Novartis AG, Class B	1.1%
Roche Holding AG	1.1%
AstraZeneca PLC	0.8%
Royal Bank of Canada	0.8%
Siemens Energy AG	0.7%
Rolls-Royce Holdings PLC	0.7%
LVMH Moet Hennessy Louis Vuitton SE	0.6%
Toyota Motor Corp.	0.6%
Novo Nordisk A/S, Class B	0.5%

Top Countries (% of Total Investments) †
Japan	20.5%
United Kingdom	12.6%
Canada	11.8%
Switzerland	8.4%
France	7.8%
Germany	7.6%
Netherlands	5.5%
Australia	4.9%
Sweden	3.7%
Spain	3.2%
[59]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets Sustainability Core 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Sustainability Core 1 ETF
Class Name	Dimensional Emerging Markets Sustainability Core 1 ETF
Trading Symbol	DFSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Sustainability Core 1 ETF	$22	0.41%1,[2]
[60],[61]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[60],[61]
Net Assets	$ 590,370,561
Holdings Count | $ / shares	4,257
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$590,370,561
Number of Holdings	4,257
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co., Ltd.	7.0%
Samsung Electronics Co., Ltd.	4.2%
Tencent Holdings, Ltd.	2.6%
SK hynix, Inc.	2.5%
Alibaba Group Holding, Ltd.	1.1%
China Construction Bank Corp., Class H	0.7%
MediaTek, Inc.	0.6%
Delta Electronics, Inc.	0.6%
Trip.com Group, Ltd.	0.5%
Hon Hai Precision Industry Co., Ltd.	0.5%

Top Countries (% of Total Investments) †
China	25.2%
Taiwan	24.0%
Korea, Republic of	19.4%
India	11.9%
Brazil	4.1%
South Africa	2.6%
Saudi Arabia	2.2%
Mexico	1.8%
United Arab Emirates	1.6%
Poland	1.3%
[62]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Sustainability Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Sustainability Fixed Income ETF
Class Name	Dimensional Global Sustainability Fixed Income ETF
Trading Symbol	DFSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Global Sustainability Fixed Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Sustainability Fixed Income ETF	$11	0.23%[1]
[63]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%	[63]
Net Assets	$ 663,263,482
Holdings Count | $ / shares	700
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$663,263,482
Number of Holdings	700
Portfolio Turnover Rate	9%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	33.6%
Supranational	14.3%
Canada	13.5%
Japan	7.0%
France	4.7%
Germany	4.6%
Australia	4.4%
United Kingdom	3.7%
Netherlands	3.1%
Belgium	3.1%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	3.0%
1 to 3 Years	14.1%
3 to 5 Years	12.2%
5 to 10 Years	27.8%
Greater than 10 Years	42.9%
[64]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Large Cap Value ETF
Class Name	Dimensional US Large Cap Value ETF
Trading Symbol	DFLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Large Cap Value ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Value ETF	$11	0.21%[1]
[65]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[65]
Net Assets	$ 5,887,006,899
Holdings Count | $ / shares	334
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$5,887,006,899
Number of Holdings	334
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
JPMorgan Chase & Co.	4.6%
Exxon Mobil Corp.	4.1%
Amazon.com, Inc.	3.1%
Micron Technology, Inc.	2.7%
Johnson & Johnson	2.4%
Chevron Corp.	2.0%
Cisco Systems, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
UnitedHealth Group, Inc.	1.6%
Procter & Gamble Co. (The)	1.4%

Sector Allocation (% of Total Investments) †
Financials	21.5%
Energy	15.1%
Industrials	14.1%
Health Care	13.8%
Information Technology	11.1%
Materials	7.5%
Consumer Discretionary	7.0%
Consumer Staples	5.0%
Communication Services	4.5%
Real Estate	0.4%
[66]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Real Estate ETF
Class Name	Dimensional Global Real Estate ETF
Trading Symbol	DFGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Global Real Estate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Real Estate ETF	$11	0.21%[1]
[67]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[67]
Net Assets	$ 3,515,235,081
Holdings Count | $ / shares	443
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$3,515,235,081
Number of Holdings	443
Portfolio Turnover Rate	1%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Welltower, Inc.	7.9%
Prologis, Inc.	6.8%
Equinix, Inc.	5.5%
American Tower Corp.	4.4%
Digital Realty Trust, Inc.	3.6%
Simon Property Group, Inc.	3.4%
Realty Income Corp.	3.1%
Public Storage	2.4%
Goodman Group	2.2%
Ventas, Inc.	2.1%

Top Countries (% of Total Investments) †
United States	75.2%
Australia	5.8%
Japan	4.9%
United Kingdom	3.2%
Singapore	2.6%
France	1.8%
Canada	1.1%
Belgium	0.9%
Hong Kong	0.8%
South Africa	0.7%
[68]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Large Cap Vector ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Large Cap Vector ETF
Class Name	Dimensional US Large Cap Vector ETF
Trading Symbol	DFVX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Large Cap Vector ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Vector ETF	$10	0.19%[1]
[69]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[69]
Net Assets	$ 485,859,589
Holdings Count | $ / shares	328
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$485,859,589
Number of Holdings	328
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Amazon.com, Inc.	5.5%
Microsoft Corp.	4.7%
Meta Platforms, Inc., Class A	4.4%
Alphabet, Inc., Class C	3.6%
Alphabet, Inc., Class A	3.6%
JPMorgan Chase & Co.	2.7%
Exxon Mobil Corp.	2.3%
Johnson & Johnson	2.1%
Caterpillar, Inc.	1.7%
Walmart, Inc.	1.4%

Sector Allocation (% of Total Investments) †
Information Technology	16.4%
Industrials	15.0%
Communication Services	14.5%
Financials	12.7%
Consumer Discretionary	11.4%
Health Care	10.2%
Energy	7.9%
Consumer Staples	7.7%
Materials	3.5%
Utilities	0.5%
Real Estate	0.2%
[70]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional California Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Dimensional California Municipal Bond ETF
Class Name	Dimensional California Municipal Bond ETF
Trading Symbol	DFCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional California Municipal Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional California Municipal Bond ETF	$9	0.19%[1]
[71]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[71]
Net Assets	$ 677,667,973
Holdings Count | $ / shares	492
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$677,667,973
Number of Holdings	492
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	30.9%
School District	22.7%
General	20.3%
Water	7.2%
Medical	5.7%
Higher Education	5.6%
Power	3.9%
Information Technology	2.3%
Transportation	0.6%
Education	0.5%
Utilities	0.2%
Airport	0.1%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	10.8%
1 to 3 Years	15.1%
3 to 5 Years	9.2%
5 to 10 Years	16.9%
Greater than 10 Years	48.0%
[72]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Core Equity 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Core Equity 1 ETF
Class Name	Dimensional US Core Equity 1 ETF
Trading Symbol	DCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Core Equity 1 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity 1 ETF	$7	0.14%[1]
[73]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[73]
Net Assets	$ 2,957,839,868
Holdings Count | $ / shares	2,383
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$2,957,839,868
Number of Holdings	2,383
Portfolio Turnover Rate	1%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	6.0%
Apple, Inc.	5.2%
Microsoft Corp.	3.6%
Amazon.com, Inc.	3.1%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class C	1.9%
Meta Platforms, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.3%
Exxon Mobil Corp.	1.1%

Sector Allocation (% of Total Investments) †
Information Technology	27.8%
Financials	14.9%
Industrials	12.9%
Consumer Discretionary	10.1%
Communication Services	9.0%
Health Care	8.7%
Energy	5.6%
Consumer Staples	5.0%
Materials	3.3%
Utilities	2.5%
Real Estate	0.2%
[74]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional World Equity ETF
Shareholder Report [Line Items]
Fund Name	Dimensional World Equity ETF
Class Name	Dimensional World Equity ETF
Trading Symbol	DFAW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional World Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World Equity ETF	$13	0.24%[1]
[75]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%	[75]
Net Assets	$ 1,310,436,523
Holdings Count | $ / shares	6
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$1,310,436,523
Number of Holdings	6
Portfolio Turnover Rate	-%*
[76]
Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
Dimensional U.S. Core Equity 2 ETF	52.6%
Dimensional International Core Equity 2 ETF	19.1%
Dimensional US Core Equity 1 ETF	17.5%
Dimensional Emerging Markets Core Equity 2 ETF	9.1%
Dimensional Global Real Estate ETF	1.7%
[77]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Core Plus Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Core Plus Fixed Income ETF
Class Name	Dimensional Global Core Plus Fixed Income ETF
Trading Symbol	DFGP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Global Core Plus Fixed Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Core Plus Fixed Income ETF	$11	0.22%1,[2]
[78],[79]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[78],[79]
Net Assets	$ 2,428,934,160
Holdings Count | $ / shares	1,412
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$2,428,934,160
Number of Holdings	1,412
Portfolio Turnover Rate	9%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	48.3%
Canada	13.3%
Australia	6.6%
Japan	6.0%
France	5.8%
United Kingdom	3.4%
Germany	3.2%
Supranational	2.2%
Netherlands	1.6%
Italy	1.5%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	2.2%
1 to 3 Years	6.3%
3 to 5 Years	9.4%
5 to 10 Years	51.0%
Greater than 10 Years	31.1%
[80]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF)
Shareholder Report [Line Items]
Fund Name	Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF)
Class Name	Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF)
Trading Symbol	DFGX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International Core Fixed Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Fixed Income ETF	$10	0.20%1,[2]
[81],[82]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[81],[82]
Net Assets	$ 1,520,849,537
Holdings Count | $ / shares	701
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$1,520,849,537
Number of Holdings	701
Portfolio Turnover Rate	11%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	19.9%
Canada	18.6%
Japan	15.0%
United Kingdom	9.1%
Australia	7.8%
France	7.4%
Germany	4.2%
Italy	2.7%
Denmark	2.7%
Netherlands	2.3%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	0.9%
1 to 3 Years	5.1%
3 to 5 Years	6.7%
5 to 10 Years	62.4%
Greater than 10 Years	24.9%
[83]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Credit ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Credit ETF
Class Name	Dimensional Global Credit ETF
Trading Symbol	DGCB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Global Credit ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Credit ETF	$10	0.20%1,[2]
[84],[85]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[84],[85]
Net Assets	$ 965,947,321
Holdings Count | $ / shares	1,121
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$965,947,321
Number of Holdings	1,121
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	51.8%
Canada	12.2%
France	6.4%
United Kingdom	5.2%
Japan	5.0%
Australia	3.6%
Germany	2.6%
Italy	1.7%
Spain	1.7%
Supranational	1.6%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	2.6%
1 to 3 Years	6.7%
3 to 5 Years	7.9%
5 to 10 Years	54.7%
Greater than 10 Years	28.1%
[86]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Ultrashort Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Ultrashort Fixed Income ETF
Class Name	Dimensional Ultrashort Fixed Income ETF
Trading Symbol	DUSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Ultrashort Fixed Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Ultrashort Fixed Income ETF	$7	0.14%[1]
[87]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[87]
Net Assets	$ 1,862,396,037
Holdings Count | $ / shares	472
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$1,862,396,037
Number of Holdings	472
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	54.8%
Australia	8.1%
Canada	7.9%
Japan	5.6%
France	5.3%
Germany	4.3%
United Kingdom	3.2%
Supranational	3.2%
Netherlands	2.9%
Sweden	1.7%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	73.5%
1 to 3 Years	26.5%
[88]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Vector Equity ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Vector Equity ETF
Class Name	Dimensional US Vector Equity ETF
Trading Symbol	DXUV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Vector Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Vector Equity ETF	$13	0.25%[1]
[89]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[89]
Net Assets	$ 399,617,441
Holdings Count | $ / shares	1,987
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$399,617,441
Number of Holdings	1,987
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	4.8%
Microsoft Corp.	4.3%
Apple, Inc.	4.1%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.7%
Alphabet, Inc., Class C	1.5%
Eli Lilly & Co.	0.8%
JPMorgan Chase & Co.	0.7%
Micron Technology, Inc.	0.6%

Sector Allocation (% of Total Investments) †
Information Technology	22.6%
Financials	16.7%
Industrials	16.0%
Consumer Discretionary	10.9%
Health Care	8.2%
Communication Services	8.1%
Energy	7.1%
Consumer Staples	5.3%
Materials	4.2%
Utilities	0.5%
Real Estate	0.4%
[90]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Vector Equity ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Vector Equity ETF
Class Name	Dimensional International Vector Equity ETF
Trading Symbol	DXIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International Vector Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Vector Equity ETF	$16	0.30%1,[2]
[91],[92]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[91],[92]
Net Assets	$ 143,273,073
Holdings Count | $ / shares	2,651
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$143,273,073
Number of Holdings	2,651
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
TotalEnergies SE	1.1%
BHP Group, Ltd.	0.8%
ASML Holding NV- NYS	0.7%
Novartis AG, Class B	0.7%
Shell PLC	0.6%
Suncor Energy, Inc.	0.6%
Orange SA	0.6%
Roche Holding AG	0.6%
Nestle SA, Registered	0.5%
Bayer AG, Registered	0.5%

Top Countries (% of Total Investments) †
Japan	24.0%
Canada	14.0%
United Kingdom	10.4%
Germany	7.9%
France	7.2%
Switzerland	7.0%
Australia	5.9%
Netherlands	3.3%
Italy	3.0%
Spain	2.6%
[93]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets ex China Core Equity ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets ex China Core Equity ETF
Class Name	Dimensional Emerging Markets ex China Core Equity ETF
Trading Symbol	DEXC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Emerging Markets ex China Core Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets ex China Core Equity ETF	$24	0.43%1,[2]
[94],[95]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.43%	[94],[95]
Net Assets	$ 300,028,430
Holdings Count	3,406
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$300,028,430
Number of Holdings	3,406
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Samsung Electronics Co., Ltd.	6.8%
SK hynix, Inc.	5.0%
Petroleo Brasileiro SA - Petrobras	1.0%
Macronix International Co., Ltd.	0.8%
Taiwan Union Technology Corp.	0.7%
HDFC Bank, Ltd.	0.6%
Vale SA, Class B	0.6%
Reliance Industries, Ltd.	0.6%
Hyundai Motor Co.	0.6%

Top Countries (% of Total Investments) †
Taiwan	31.3%
Korea, Republic of	24.7%
India	16.0%
Brazil	5.3%
South Africa	4.0%
Saudi Arabia	3.2%
Mexico	2.2%
United Arab Emirates	1.9%
Malaysia	1.8%
Poland	1.5%
[96]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	Annualized

[2]
†	Excludes money market funds and collateral for loaned securities, if any.

[3]
1	Annualized

[4]
†	Excludes money market funds and collateral for loaned securities, if any.

[5]
1	Annualized

[6]
†	Excludes money market funds and collateral for loaned securities, if any.

[7]
1	Annualized

[8]
†	Excludes money market funds and collateral for loaned securities, if any.

[9]
1	Annualized

[10]
†	Excludes money market funds and collateral for loaned securities, if any.

[11]
1	Annualized

[12]
†	Excludes money market funds and collateral for loaned securities, if any.

[13]
1	Annualized

[14]
†	Excludes money market funds and collateral for loaned securities, if any.

[15]
1	Annualized

[16]
†	Excludes money market funds and collateral for loaned securities, if any.

[17]
1	Annualized

[18]
†	Excludes money market funds and collateral for loaned securities, if any.

[19]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[20]
2	Annualized

[21]
†	Excludes money market funds, if any.

[22]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[23]
2	Annualized

[24]
†	Excludes money market funds, if any.

[25]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[26]
2	Annualized

[27]
†	Excludes money market funds, if any.

[28]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[29]
2	Annualized

[30]
†	Excludes money market funds, if any.

[31]
1	Annualized

[32]
†	Excludes money market funds and collateral for loaned securities, if any.

[33]
1	Annualized

[34]
†	Excludes money market funds and collateral for loaned securities, if any.

[35]
1	Annualized

[36]
†	Excludes money market funds and collateral for loaned securities, if any.

[37]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[38]
2	Annualized

[39]
†	Excludes money market funds and collateral for loaned securities, if any.

[40]
1	Annualized

[41]
†	Excludes money market funds and collateral for loaned securities, if any.

[42]
1	Annualized

[43]
†	Excludes money market funds and collateral for loaned securities, if any.

[44]
1	Annualized

[45]
†	Excludes money market funds and collateral for loaned securities, if any.

[46]
1	Annualized

[47]
†	Excludes money market funds and collateral for loaned securities, if any.

[48]
1	Annualized

[49]
†	Excludes money market funds and collateral for loaned securities, if any.

[50]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[51]
2	Annualized

[52]
†	Excludes money market funds and collateral for loaned securities, if any.

[53]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[54]
2	Annualized

[55]
†	Excludes money market funds and collateral for loaned securities, if any.

[56]
1	Annualized

[57]
†	Excludes money market funds and collateral for loaned securities, if any.

[58]
1	Annualized

[59]
†	Excludes money market funds and collateral for loaned securities, if any.

[60]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[61]
2	Annualized

[62]
†	Excludes money market funds and collateral for loaned securities, if any.

[63]
1	Annualized

[64]
†	Excludes money market funds, if any.

[65]
1	Annualized

[66]
†	Excludes money market funds and collateral for loaned securities, if any.

[67]
1	Annualized

[68]
†	Excludes money market funds and collateral for loaned securities, if any.

[69]
1	Annualized

[70]
†	Excludes money market funds and collateral for loaned securities, if any.

[71]
1	Annualized

[72]
†	Excludes money market funds, if any.

[73]
1	Annualized

[74]
†	Excludes money market funds and collateral for loaned securities, if any.

[75]
1	Annualized

[76]
*	Amount is less than 1%.

[77]
†	Excludes money market funds and collateral for loaned securities, if any.

[78]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[79]
2	Annualized

[80]
†	Excludes money market funds, if any.

[81]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[82]
2	Annualized

[83]
†	Excludes money market funds, if any.

[84]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[85]
2	Annualized

[86]
†	Excludes money market funds, if any.

[87]
1	Annualized

[88]
†	Excludes money market funds, if any.

[89]
1	Annualized

[90]
†	Excludes money market funds and collateral for loaned securities, if any.

[91]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[92]
2	Annualized

[93]
†	Excludes money market funds and collateral for loaned securities, if any.

[94]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[95]
2	Annualized

[96]
†	Excludes money market funds and collateral for loaned securities, if any.